9. PROPERTY, PLANT AND EQUIPMENT (Details 3)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unspecified projects
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs rate (in percent)	8.63%	10.48%